Transactions with Related Parties, Summary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Transactions with Related Parties [Abstract]
Management fees	$ 273,000	$ 57,920
Interest expenses	151,667	0
Balances with Related Parties [Abstract]
Working capital advances granted to the Manager	470,848		$ 759,386
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Management fees	273,000	57,920
Balances with Related Parties [Abstract]
Working capital advances granted to the Manager	470,848		759,386
Alexandria [Member] | Commercial Management Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	0	23,901
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	151,667	$ 0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Balances with Related Parties [Abstract]
Related party debt	5,000,000		$ 5,000,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	$ 151,667